Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gogoro Taiwan Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Europe B.V. (Note)
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network Pte. Ltd.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Singapore Holding Pte. Ltd.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Goshare Pte. Ltd
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Taiwan Sales and Services Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
GoPocket Taiwan Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
GoShare Taiwan Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network B.V.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	0.00%
Gogoro Europe Sales and Services B.V.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	0.00%